Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Jan. 31, 2026
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	January 31,
	2026	2025
Net assets available for benefits per the financial statements	$222,006,647	$180,197,331
Less: Benefits payable per the Form 5500	(907,467)	(556,543)
Net assets available for benefits per the Form 5500	$221,099,180	$179,640,788
The following is a reconciliation of the change in net assets available for benefits per the financial statements to the Form 5500 for the Plan year ended January 31, 2026:

Net increase in net assets available for benefits per the financial statements	$41,809,316
Less: Benefits payable per the Form 5500 at January 31, 2026	(907,467)
Add: Benefits payable per the Form 5500 at January 31, 2025	556,543
Net gain per the Form 5500	$41,458,392